Advances to Suppliers and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other current assets
VAT-input	$ 651,056
Others	393,581	610,216
Total other current assets	1,044,637	610,216
Advances to suppliers	1,840,873	1,991,343
Total	2,885,510	2,601,559
Less: allowance for doubtful accounts		(73,148)
Advances to suppliers and other current assets, net	$ 2,885,510	$ 2,528,411